COMMITMENTS AND CONTINGENCIES - Narrative (Details)			12 Months Ended
	Aug. 19, 2024	Aug. 18, 2024	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Term of power purchase agreement	20 years
Flat energy charge (dollars per kilowatt hour)			0.04
Kurmuk Project
Disclosure of contingent liabilities [line items]
Percentage of non-controlling ownership interests	7.00%	5.00%